Changes in Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Changes in the allowance for doubtful accounts
Balance at beginning of period
Add: bad debt expense	160
Less: recoveries	(12)
Balance at end of period	$ 148